EQUITY	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
EQUITY

19. EQUITY

(a) Ordinary shares

The Company is authorized to issue 100,000,000 ordinary shares at no par value.

In March 2020, the Company issued a total of 285,714 ordinary shares to certain individual investors at $2.1 per share, which generated approximately $576,000 net proceeds for the Company.

In the first half of 2020, the Company issued a total of 30,000 ordinary shares as compensation for investor relations service, fair value of which was approximately $144,000 and was amortized over the service period until July 21, 2020.

In April 2020, the Company issued 16,667 restricted shares to a consultant as its service compensation. The fair value of the restricted shares was approximately $42,000, which was amortized over the service period until April 1, 2021.

In July 2020, the Company issued 42,000 ordinary shares to a consultant as service compensation. The fair value of issued shares was approximately $101,000, which is amortized over the service period for the service period until January 20, 2021.

In July and September 2020, the Company issued an aggregate of 13,110 ordinary shares to an employee for the individual’s job performance. The fair value of issued shares was approximately $65,000.

In September 2020, the Company issued 16,220 restricted shares to a consultant as a part of finder fees for the financing services, the fair value of which was approximately $41,000.

In September, October, and December 2020, the holders of the convertible notes issued in September 2019, and March 2020 converted all principal balance of the notes and accrued interests to the Company’s ordinary shares in an aggregate of 1,066,845 ordinary shares of which 299,318 shares converted on December 30, 2020 were not issued until February 2021 (see Note 16). The total amount of principal and accrued interest converted was approximately $2.6 million, of which $1.8 million was converted into the ordinary shares as of December 31, 2020, and $0.8 million was converted into the ordinary shares in the first half of 2021.

In January 2021, the Company issued a total of 740,740 ordinary shares to certain individual investors at $2.7 per share, which generated approximately $1.99 million net proceeds for the Company.

In January 2021, the Company issued 7,000 ordinary shares with fair value of approximately $21,840 to a consultant as compensation for the consulting service.

In February 2021, the Company issued a total of 1.9 million ordinary shares to certain institutional and individual investors at $4.08 per share, resulting in approximately $7.74 million mill net proceeds for the Company.

In March 2021, the Company issued 200,000 ordinary shares with fair value of approximately $2,792,000 to certain employees for their job performance.

In March 2021, the Company issued 500,000 ordinary shares in the registered direct offering at the offering price of $6.70 per share resulting in approximately $3.34 million net proceeds for the Company.

In June 2021, the Company issued 1,213,630 ordinary shares with 6 months restricted period upon the closing of acquisition of Taoping New Media Co., Ltd (“TNM”), at unit price of $5.27 per share with discounts for lack of marketability as the consideration equivalent to approximately $5.4 million for acquiring 100% equity interest of TNM.

In June 2021, the holder of the convertible note issued in September 2020 converted 50% principal balance of the note and accrued interests to the Company’s ordinary shares in an aggregate of 298,716 ordinary shares (see Note 16).

In July 2021, the Company issued a total of 1,200,000 ordinary shares in a registered direct offering at $4.15 per share, which generated approximately $4.7 million net proceeds for the Company.

In September 2021, the Company issued 612,245 ordinary shares at a price of $2.6 per share with discounts for lack of marketability, as the consideration of approximately $1.8 million for acquiring 100% equity interest of iASPEC.

In November 2021, the Company issued 45,000 restricted shares with a fair value of $136,350 to a financial intermediary service organization as a compensation for the intermediary service.

In December 2021, the Company issued 10,000 ordinary shares with a fair value of $29,200 to a consultant as a compensation for his service.

In February 2022, the Company issued the first phase of 67,184 restricted ordinary shares with a fair value of approximately $118,000, for the acquisition of Zhenjiang Taoping IoT Tech. Co., Ltd (“Zhengjiang Taoping”). The Company agreed to issue to the shareholders of Zhenjiang Taoping a total of 201,552 restricted ordinary shares in three phases, conditioned upon the satisfaction of certain performance targets.

In March 2022 and July 2022, the Company issued 20,000 ordinary shares with a fair value of $23,100 to a consultant as a compensation for his service.

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(b) Stock-based compensation

The following table provides the details of the share-based payments expense during the year ended December 31, 2022, 2021, and 2020:

	For the Year Ended
	December 31, 2022		December 31, 2021		December 31, 2020
Employees and directors share-based payments	$-		$2,950,000	(a)(c)	$298,000	(a)(c)
Stock options issued for services	$-		$-		$89,000	(d)
Shares issued for services	$23,100	(a)	$187,000	(a)	$357,000	(a)
	$23,100		$3,137,000		$744,000

(c) Stock options to employees and directors

On May 9, 2016, the Board of Directors of the Company adopted the 2016 Equity Incentive Plan, or the 2016 Plan. Pursuant to the 2016 Plan, the Company may offer up to 833,334 ordinary shares as equity incentives to its directors, employees and consultants. Such number of shares is subject to adjustment in the event of certain reorganizations, mergers, business combinations, recapitalizations, stock splits, stock dividends, or other change in the corporate structure of the Company affecting the issuable shares under the 2016 Plan. The Company accounts for its stock option awards to employees and directors pursuant to the provisions of ASC 718, Compensation – Stock Compensation. The fair value of each option award is estimated on the date of grant using the Black-Scholes Merton valuation model. The Company recognizes the fair value of each option as compensation expense ratably using the straight-line attribution method over the service period, which is generally the vesting period.

On May 27, 2016, the Company granted options to purchase an aggregate of 452,000 ordinary shares under the 2016 Plan. The fair value of these options was approximately $1.6 million at the date of the grant, which was fully amortized as of December 31, 2019. Approximately $365,000 was recorded as compensation and included in administrative expenses in the consolidated statements of operations for the services provided for the year ended December 31, 2019.

On May 17, 2017, the Company granted options to employees and directors to purchase an aggregate of 160,000 ordinary shares under the 2016 Plan. The fair value of these options was approximately $0.5 million at the date of the grant, which was fully vested and amortized as of December 31, 2020. Approximately $92,000, and $129,000 was recorded as compensation and included in administrative expenses in the consolidated statements of operations for the services provided for the year ended December 31, 2020, and 2019, respectively.

On July 24, 2020, the Company granted options to employees and directors to purchase an aggregate of 333,348 ordinary shares under the 2016 Plan. The fair value of these options was approximately $0.3 million at the date of the grant, of which approximately $160,000 and $140,000 was recorded as compensation and included in administrative expenses in the consolidated statements of operations for the services provided for the year ended December 31, 2021, and 2020 respectively.

On July 31, 2020, the stock options granted to employees and directors in 2016 and 2017 were fully exercised on a cashless method, and 72,414 ordinary shares were issued, as a result.

Stock option activity for the year ended December 31, 2022, 2021 and 2020 is summarized as follows:

			Weighted Average
			Remaining
		Weighted	Contractual	Aggregated
	Options	Average	Life	Intrinsic
	Outstanding *	Exercise Price*	(Year)	Value
Outstanding at January 1, 2019	333,700	$6.66	2.40	$188,790
Exercised	-	-	-	-
Canceled	(36,800)	$6.90	-	$-
Outstanding at December 31, 2019	296,900	$6.66	1.4	$-
Granted	333,348	2.4	-	-
Exercised	(294,733)	6.66	-	-
Canceled	(9,167)	$3.48	-	$-
Outstanding at December 31, 2020	326,348	2.4	2.6	143,587
Granted	-	-	-	-
Exercised	-	-	-	-
Canceled	(28,667)	$2.4	-	$-
Outstanding at December 31, 2021	297,681	2.4	1.6	714,400
Granted	-	-	-	-
Exercised	-	-	-	-
Canceled	(15,181)	$2.4	-	$-
Outstanding at December 31, 2022	282,500	2.4	0.6	-
Vested and expected to be vested as of December 31, 2022	282,500	2.4	0.6	-
Options exercisable as of December 31, 2022 (vested)	282,500	2.4	0.6	-

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

There were no stock options granted to employees during the year ended December 31, 2022 and 2021. There were 333,348 stock options granted to employees during the year ended December 31, 2020. There was no option exercised during the years ended December 31, 2022 and 2021. The total intrinsic value of stock options exercised during the years ended December 31, 2020 was approximately and $637,000. The Company did not receive any proceeds related to the cashless exercise of stock options from employees for the years ended December 31, 2022, 2021 and 2020.

The following table summarizes the status of options which contain vesting provisions:

		Weighted
		Average
		Grant Date
	Options*	Fair Value*
Non-vested at January 1, 2022	297,681	$2.4
Granted	-	$
Vested	(282,500)	$2.4
Canceled	(15,181)	$2.4
Non-vested at December 31, 2022	-	$-

As of December 31, 2022 and 2021, approximately $ nil and $0.2 million of total unrecognized compensation expense related to non-vested share options expected to be recognized over a weighted average remaining vesting period of approximately 0 year and 0 year respectively. The total fair value of options vested during the year ended December 31, 2021, 2020 and 2019 was approximately $0.2 million, $0.1 million and $0.6 million, respectively. To the extent the actual forfeiture rate is different from what the Company has anticipated; stock-based compensation related to these awards will be different from its expectations.

*	On July 30, 2020, the Company implemented a one-for-six reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all share and per share information has been retroactively adjusted to give effect to the reverse stock split for all periods presented, unless otherwise indicated.

(d) Stock options and warrants to non-employees

Pursuant to the Company’s 2016 Equity Incentive Plan, for the year ended December 31, 2018, the Company issued 33,333 stock options to consultants with 20,833 options vested in 2018 and 12,500 options vested in 2019. The stock options issued to non-employees would be forfeited either three months after the expiration of the service agreement or upon the expiry of contractual life of the options. On February 20, 2019, the Company issued warrants to the Consultant to purchase 25,000 of the Company’s ordinary shares with exercise price at $6.60 per share, which was fully exercised in cashless for 6,250 ordinary shares on July 31, 2020. On April 2, 2020, the Company issued warrants to the Consultant to purchase 16,667 of the Company’s ordinary shares, no par value with an exercise price at $2.52 per share, which was fully exercised in cashless for 11,894 ordinary shares on July 31, 2020. In July 2020, the Company granted options to certain consultants to purchase an aggregate of 57,366 ordinary shares of the Company with an exercise price at $2.64 per share. The options were fully vested at the grant date as a rewarding for the past service of the consultants. Before the adoption of ASU2018-07, the fair value of the options and warrants issued to consultants was estimated on the measurement date using the Black-Scholes Merton valuation model, after the adoption on January 1, 2019, the fair value of the equity awards to consultants was measured on the grant date. In March 2022 and July 2022, the Company issued 20,000 shares to the consultants. In February, 2021 and April, 2021, the Company issued 1,915,000 warrants to the consultants. The Company expensed to administrative expense approximately $23,100, $77,000, and $89,000 for the years ended December 31, 2022, 2021 and 2020, respectively.

The issuance of warrants to purchase up to 1,000,000 ordinary shares to certain consultants in February 2021 has been expired as of December 31, 2021. The issuance of warrants to purchase up to 900,000 ordinary shares to certain consultants in April 2021 has been cancelled as of December 31, 2021.

As of December 31, 2022, the exercise price for the stock options issued to non-employee for service was $2.64 and remaining life was 0.6 years. The stock options granted to non-employees were expired in three years after the grant date. The following table outlines the options outstanding and exercisable as of December 31, 2022:

	2021
	Number of
	Options
	Outstanding	Exercise	Expiration
	and Exercisable	Price	Date
July 2020 stock options to consultants	57,366	$2.64	07/09/2023
Total	57,366

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS